Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Investment Companies (96.1%)	Shares/Par +	Value $ (000’s)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	258,400	5,545

Total		5,545

Domestic Equity (28.0%)
Invesco S&P 500 Equal Weight ETF	106,400	18,432
iShares Core S&P 500 ETF	233,800	131,372
iShares Core S&P Mid-Cap ETF	154,650	9,024
iShares Core S&P Small-Cap ETF	48,800	5,103
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	31,008,031	47,411
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	9,843,797	42,309
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	42,407,468	44,782
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	9,693,737	29,585
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	21,351,676	33,351
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,989,835	19,823
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,331,375	23,553
Schwab U.S. REIT ETF	1,297,100	27,901
SPDR Dow Jones REIT ETF	279,800	27,734
SPDR Portfolio S&P 400 Mid Cap ETF	757,200	38,753
SPDR Portfolio S&P 600 Small Cap ETF	741,500	30,223

Total		529,356

Fixed Income (53.6%)
iShares Core U.S. Aggregate Bond ETF	2,333,000	230,780
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	145,989,214	146,573
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	458,934,024	510,335

Investment Companies (96.1%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	29,204,808	30,782
SPDR Portfolio Long Term Treasury ETF	3,495,300	95,282

Total		1,013,752

Foreign Equity (14.2%)
iShares Core MSCI EAFE ETF	731,300	55,323
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	68,867,956	66,527
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	44,519,867	77,865
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	35,249,710	69,759

Total		269,474

Total Investment Companies (Cost: $1,826,256)		1,818,127

Short-Term Investments (2.3%)
Governments (1.8%)
US Treasury
0.000%, 4/29/25	11,300,000	11,263
0.000%, 5/29/25	11,300,000	11,223
0.000%, 6/26/25	11,300,000	11,187

Total		33,673

Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF	188,550	9,546

Total		9,546

Total Short-Term Investments (Cost: $43,249)		43,219

Total Investments (98.4%) (Cost: $1,869,505)@		1,861,346

Other Assets, Less Liabilities (1.6%)		30,652

Net Assets (100.0%)		1,891,998

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index	Morgan Stanley	0.180%	Bloomberg	4/25	36,667	$—	$—
3 Month Forward	Capital Services LLC		Commodity Index 3 Month Forward
						$—	$—

Balanced Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,869,505 and the net unrealized depreciation of investments based on that cost was $8,159 which is comprised of $91,355 aggregate gross unrealized appreciation and $99,514 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,818,127	$—	$—
Short-Term Investments
Governments	—	33,673	—
Investment Companies	9,546	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—
Total Assets:	$1,827,673	$33,673	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Balanced Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2025 are as follows:

Portfolio	Value at 12/31/2024	Purchases	Sales	Value at 3/31/2025	Change in Unrealized Appreciation/(Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2025
					(amount in thousands)

Domestic Equity	$54,270	$–	$6,800	$47,411	$815	$(874)	$–	$–	31,008
Emerging Markets	65,975	–	–	66,527	552	–	–	–	68,868
Focused Appreciation	53,753	–	7,370	42,309	(6,694)	2,620	–	–	9,844
International Equity	70,965	–	–	77,865	6,900	–	–	–	44,520
International Growth	72,497	–	4,470	69,759	109	1,623	–	–	35,250
Large Cap Blend	55,144	–	7,760	44,782	(2,585)	(17)	–	–	42,407
Mid Cap Growth
Stock	32,590	–	–	29,585	(3,005)	–	–	–	9,694
Mid Cap Value	32,647	–	–	33,351	704	–	–	–	21,352
Multi-Sector Bond	143,799	–	–	146,573	2,774	–	–	–	145,989
Select Bond	523,773	–	28,440	510,335	19,580	(4,578)	–	–	458,934
Short-Term Bond	30,286	–	–	30,782	496	–	–	–	29,205
Small Cap Growth
Stock	22,717	–	–	19,823	(2,894)	–	–	–	8,990
Small Cap Value	24,885	–	–	23,553	(1,332)	–	–	–	12,331

	$1,183,301	$–	$54,840	$1,142,655	$15,420	$(1,226)	$–	$–	918,391

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand